[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

March 18, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333-89236
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 25, 2011
Direxion Insurance Trust	0001102060	March 2, 2011
Dreyfus Variable Investment Fund	0000813383	February 16, 2011
Federated Insurance Series	0000912577	February 24, 2011
Franklin Templeton Variable Insurance Products Trust	0000837274	March 3, 2011
Neuberger Berman Advisers Management Trust	0000736913	March 2, 2011
Oppenheimer Variable Account Funds	0000752737	February 24, 2011
PIMCO Variable Insurance Trust	0001047304	March 3, 2011
Rydex Variable Trust	0001064046	March 10, 2011
SBL Fund	0000217087	March 10, 2011
Variable Insurance Products Fund II	0000831016	February 25, 2011
Variable Insurance Products Fund III	0000927384	February 22, 2011
Variable Insurance Products Fund V	0000823535	March 3, 2011
Wells Fargo Variable Trust	0001081402	March 3, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573